Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2023
Net Trading And Other Income [Abstract]
Summary of Net Trading and Other Income

			Group
	2023	2022	2021
	£m	£m	£m
Net (losses) on financial instruments designated at fair value through profit or loss(1)	(33)	(74)	(68)
Net gains on financial instruments mandatorily at fair value through profit or loss(2)	42	84	50
Hedge ineffectiveness	18	28	8
Net profit on sale of financial assets at fair value through other comprehensive income	—	—	6
Income from operating lease assets	118	129	136
Other	68	43	135
	213	210	267
(1)Net (losses) on financial instruments designated at fair value through profit or loss include losses of £24m on deposits (2022: £35m gains, 2021 £18m losses), losses of £32m on debt securities (2022: £31m gains, 2021: £nil).
(2)Net gains on financial instruments mandatorily at fair value through profit or loss include gains of £5m on debt securities (2022: £13m gains, 2021: £10m losses).

			Group
	2023	2022	2021
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	1,215	(2,147)	215
These are principally offset by related releases from the cash flow hedge reserve	(1,231)	2,130	(357)